UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04119

T. Rowe Price High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2025

High Yield Fund

Investor Class (PRHYX)

This semi-annual shareholder report contains important information about High Yield Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - Investor Class	$36	0.70%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$6,556,058
Number of Portfolio Holdings	444

Portfolio Turnover Rate	20.1%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	90.2%
Bank Loans	4.0
Securities Lending Collateral	2.7
Convertible Preferred Stocks	0.7
Preferred Stocks	0.6
Municipal Securities	0.5
Convertible Bonds	0.4
Common Stocks	0.2
Short-Term and Other	0.7

Top Ten Holdings (as a % of Net Assets)

TransDigm	2.2%
Asurion	1.7
Cloud Software Group	1.7
LifePoint Health	1.6
Navient	1.5
CCO Holdings	1.5
HUB International	1.4
Vistra	1.4
Jane Street Group	1.3
Talen Energy Supply	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F57-053 1/26

High Yield Fund

Investor Class (PRHYX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

High Yield Fund

Advisor Class (PAHIX)

This semi-annual shareholder report contains important information about High Yield Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - Advisor Class	$53	1.03%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$6,556,058
Number of Portfolio Holdings	444

Portfolio Turnover Rate	20.1%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	90.2%
Bank Loans	4.0
Securities Lending Collateral	2.7
Convertible Preferred Stocks	0.7
Preferred Stocks	0.6
Municipal Securities	0.5
Convertible Bonds	0.4
Common Stocks	0.2
Short-Term and Other	0.7

Top Ten Holdings (as a % of Net Assets)

TransDigm	2.2%
Asurion	1.7
Cloud Software Group	1.7
LifePoint Health	1.6
Navient	1.5
CCO Holdings	1.5
HUB International	1.4
Vistra	1.4
Jane Street Group	1.3
Talen Energy Supply	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F257-053 1/26

High Yield Fund

Advisor Class (PAHIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

High Yield Fund

I Class (PRHIX)

This semi-annual shareholder report contains important information about High Yield Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - I Class	$32	0.62%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$6,556,058
Number of Portfolio Holdings	444

Portfolio Turnover Rate	20.1%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	90.2%
Bank Loans	4.0
Securities Lending Collateral	2.7
Convertible Preferred Stocks	0.7
Preferred Stocks	0.6
Municipal Securities	0.5
Convertible Bonds	0.4
Common Stocks	0.2
Short-Term and Other	0.7

Top Ten Holdings (as a % of Net Assets)

TransDigm	2.2%
Asurion	1.7
Cloud Software Group	1.7
LifePoint Health	1.6
Navient	1.5
CCO Holdings	1.5
HUB International	1.4
Vistra	1.4
Jane Street Group	1.3
Talen Energy Supply	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F539-053 1/26

High Yield Fund

I Class (PRHIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

High Yield Fund

Z Class (TRKZX)

This semi-annual shareholder report contains important information about High Yield Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$6,556,058
Number of Portfolio Holdings	444

Portfolio Turnover Rate	20.1%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	90.2%
Bank Loans	4.0
Securities Lending Collateral	2.7
Convertible Preferred Stocks	0.7
Preferred Stocks	0.6
Municipal Securities	0.5
Convertible Bonds	0.4
Common Stocks	0.2
Short-Term and Other	0.7

Top Ten Holdings (as a % of Net Assets)

TransDigm	2.2%
Asurion	1.7
Cloud Software Group	1.7
LifePoint Health	1.6
Navient	1.5
CCO Holdings	1.5
HUB International	1.4
Vistra	1.4
Jane Street Group	1.3
Talen Energy Supply	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1254-053 1/26

High Yield Fund

Z Class (TRKZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRHYX High Yield Fund –
.
PAHIX High Yield Fund–
.
Advisor Class
PRHIX High Yield Fund–
.
I Class
TRKZX High Yield Fund–
.
Z Class

T. ROWE PRICE High Yield Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 5.92 $ 5.82 $ 5.60 $ 5.98 $ 6.65 $ 6.19
Investment
activities
Net investment
income
(1)(2)
0.20 0.39 0.38 0.35 0.33 0.33
Net realized and
unrealized gain/
loss 0.07 0.10 0.22 (0.37) (0.66) 0.46
Total from
investment
activities 0.27 0.49 0.60 (0.02) (0.33) 0.79
Distributions
Net investment
income (0.20) (0.39) (0.38) (0.35) (0.34) (0.33)
Net realized gain — — — (0.01) — —
Total distributions (0.20) (0.39) (0.38) (0.36) (0.34) (0.33)
NET ASSET
VALUE
End of period $ 5.99 $ 5.92 $ 5.82 $ 5.60 $ 5.98 $ 6.65

T. ROWE PRICE High Yield Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
4.56% 8.66% 11.03% (0.18)% (5.23)% 13.07%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.83%
(4)
0.80% 0.79% 0.80% 0.73% 0.70%
Net expenses
after waivers/
payments by
Price Associates 0.70%
(4)
0.70% 0.70% 0.70% 0.70% 0.70%
Net investment
income 6.60%
(4)
6.65% 6.58% 6.24% 5.02% 5.13%
Portfolio turnover
rate 20.1% 42.6% 37.9% 29.7% 45.5% 55.0%
Net assets, end of
period (in millions) $1,198 $1,214 $1,153 $1,080 $1,252 $2,394
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE High Yield Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 5.90 $ 5.80 $ 5.59 $ 5.96 $ 6.64 $ 6.17
Investment
activities
Net investment
income
(1)(2)
0.19 0.37 0.36 0.33 0.32 0.31
Net realized and
unrealized gain/
loss 0.07 0.10 0.21 (0.36) (0.68) 0.47
Total from
investment
activities 0.26 0.47 0.57 (0.03) (0.36) 0.78
Distributions
Net investment
income (0.19) (0.37) (0.36) (0.33) (0.32) (0.31)
Net realized gain — — — (0.01) — —
Total distributions (0.19) (0.37) (0.36) (0.34) (0.32) (0.31)
NET ASSET
VALUE
End of period $ 5.97 $ 5.90 $ 5.80 $ 5.59 $ 5.96 $ 6.64

T. ROWE PRICE High Yield Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
4.39% 8.32% 10.47% (0.31)% (5.67)% 12.89%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.03%
(4)
1.03% 1.03% 1.00% 0.99% 1.00%
Net expenses
after waivers/
payments by
Price Associates 1.03%
(4)
1.03% 1.03% 1.00% 0.99% 1.00%
Net investment
income 6.27%
(4)
6.32% 6.25% 5.93% 4.92% 4.92%
Portfolio turnover
rate 20.1% 42.6% 37.9% 29.7% 45.5% 55.0%
Net assets, end of
period (in millions) $14 $15 $17 $18 $24 $30
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE High Yield Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 5.92 $ 5.82 $ 5.60 $ 5.98 $ 6.66 $ 6.19
Investment
activities
Net investment
income
(1)(2)
0.20 0.40 0.38 0.36 0.34 0.34
Net realized and
unrealized gain/
loss 0.07 0.10 0.23 (0.37) (0.67) 0.47
Total from
investment
activities 0.27 0.50 0.61 (0.01) (0.33) 0.81
Distributions
Net investment
income (0.20) (0.40) (0.39) (0.36) (0.35) (0.34)
Net realized gain — — — (0.01) — —
Total distributions (0.20) (0.40) (0.39) (0.37) (0.35) (0.34)
NET ASSET
VALUE
End of period $ 5.99 $ 5.92 $ 5.82 $ 5.60 $ 5.98 $ 6.66

T. ROWE PRICE High Yield Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
4.60% 8.75% 11.11% (0.09)% (5.27)% 13.36%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.62%
(4)
0.62% 0.62% 0.62% 0.60% 0.60%
Net expenses
after waivers/
payments by
Price Associates 0.62%
(4)
0.62% 0.62% 0.62% 0.60% 0.60%
Net investment
income 6.68%
(4)
6.73% 6.66% 6.32% 5.21% 5.24%
Portfolio turnover
rate 20.1% 42.6% 37.9% 29.7% 45.5% 55.0%
Net assets, end of
period (in millions) $2,309 $2,599 $2,287 $2,568 $2,880 $2,068
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE High Yield Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 5.92 $ 5.82 $ 5.61 $ 5.99 $ 6.66 $ 6.19
Investment
activities
Net investment
income
(1)(2)
0.22 0.43 0.42 0.39 0.38 0.38
Net realized and
unrealized gain/
loss 0.07 0.10 0.21 (0.37) (0.66) 0.47
Total from
investment
activities 0.29 0.53 0.63 0.02
(3)
(0.28) 0.85
Distributions
Net investment
income (0.22) (0.43) (0.42) (0.39) (0.39) (0.38)
Net realized gain — — — (0.01) — —
Total distributions (0.22) (0.43) (0.42) (0.40) (0.39) (0.38)
NET ASSET
VALUE
End of period $ 5.99 $ 5.92 $ 5.82 $ 5.61 $ 5.99 $ 6.66

T. ROWE PRICE High Yield Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(4)
4.92% 9.42% 11.60% 0.53% (4.55)% 14.03%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.59%
(5)
0.60% 0.60% 0.60% 0.59% 0.59%
Net expenses
after waivers/
payments by
Price Associates 0.00%
(5)
0.00% 0.00% 0.00% 0.00% 0.00%
Net investment
income 7.30%
(5)
7.34% 7.28% 6.95% 5.77% 5.84%
Portfolio turnover
rate 20.1% 42.6% 37.9% 29.7% 45.5% 55.0%
Net assets, end of
period (in millions) $3,035 $3,002 $3,290 $3,186 $3,316 $3,970
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE High Yield Fund
November 30, 2025 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  0.1%
Other Asset-Backed Securities  0.1%
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 7,670 7,930
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 605 678
Total Asset-Backed Securities (Cost $8,835) 8,608
BANK LOANS  4.0% (2)
Broadcasting  0.3%
E.W. Scripps, FRN, 1M TSFR + 3.35%, 7.423%, 11/30/29  8,829 8,595
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 13.762%,
10/11/29 (3) 1,852 1,849
Townsquare Media, FRN, 3M TSFR + 5.00%, 8.878%, 2/19/30  9,843 8,475
18,919
Cable Operators  0.4%
CSC Holdings, FRN, 3M USD PRIME + 1.50%, 8.50%, 4/15/27  11,820 10,498
Radiate Holdco, FRN, 1M TSFR + 4.00%, 6/26/29 (4) 2,658 2,628
Radiate Holdco, FRN, 1M TSFR + 3.50%, 9.03%, 9/25/29
(1.50% PIK and 1M TSFR + 3.50% Cash) (5) 15,713 11,487
24,613
Financial  0.4%
CRC Insurance Group, FRN, 3M TSFR + 4.75%, 8.752%,
5/6/32  24,531 24,799
Edelman Financial Engines Center, FRN, 1M TSFR + 5.25%,
9.166%, 10/6/28  3,083 3,082
27,881
Information Technology  1.1%
Central Parent, FRN, 3M TSFR + 3.25%, 7.252%, 7/6/29  6,731 5,580
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 8.666%, 11/22/32  22,179 22,290
Project Alpha Intermediate Holding, FRN, 3M TSFR + 5.00%,
9.002%, 5/9/33  19,084 18,487
X, 9.50%, 10/26/29  25,505 25,261
71,618
Other Telecommunications  0.1%
Zayo Group Holdings, FRN, 1M TSFR + 3.00%, 14.803%,
3/11/30 (7.77% PIK and 1M TSFR + 3.00% Cash) (5) 4,316 4,088
4,088
Wireless Communications  1.7%
Asurion, FRN, 1M TSFR + 5.25%, 9.28%, 1/31/28  70,532 67,403

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Asurion, FRN, 1M TSFR + 5.25%, 9.28%, 1/20/29 (4) 48,571 45,393
112,796
Total Bank Loans (Cost $269,341) 259,915
COMMON STOCKS  0.2%
Gaming  0.0%
New Cotai Participation, Class B (1)(3)(6) — —
—
Hospital Supplies/Hospital Management  0.1%
Bausch + Lomb (3)(7) 575 9,317
9,317
Metals & Mining  0.1%
Constellium (3) 286 4,804
4,804
Total Common Stocks (Cost $14,662) 14,121
CONVERTIBLE BONDS  0.4%
Automotive  0.1%
Rivian Automotive, 4.625%, 3/15/29 (7) 7,185 7,922
7,922
Cable Operators  0.1%
Cable One, 1.125%, 3/15/28  7,780 6,382
6,382
Information Technology  0.2%
Snap, 0.125%, 3/1/28  11,345 10,225
10,225
Total Convertible Bonds (Cost $23,996) 24,529
CONVERTIBLE PREFERRED STOCKS  0.7%
Aerospace & Defense  0.1%
Boeing, 6.00%, 10/15/27  139 8,760
8,760
Electric Utilities  0.2%
Southern, Series A, 7.125%, 12/15/28  197 10,042
10,042

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Financial  0.1%
Ares Management, Series B, 6.75%, 10/1/27  168 8,326
8,326
Forest Products  0.0%
Smurfit-Stone Container, Series A, EC, 7.00%, 2/15/27,
Cost $16 (3)(6)(8) 49 —
—
Insurance  0.3%
Acrisure, Series A-2, Acquisition Date: 5/20/25, Cost $16,700 (3)
(6)(8) 694 16,700
16,700
Total Convertible Preferred Stocks (Cost $41,169) 43,828
CORPORATE BONDS  90.2%
Aerospace & Defense  2.4%
CACI International, 6.375%, 6/15/33 (1) 9,355 9,729
TransDigm, 6.00%, 1/15/33 (1) 10,100 10,315
TransDigm, 6.25%, 1/31/34 (1) 6,000 6,210
TransDigm, 6.375%, 5/31/33 (1) 16,010 16,390
TransDigm, 6.625%, 3/1/32 (1) 23,870 24,735
TransDigm, 6.75%, 1/31/34 (1) 19,565 20,397
TransDigm, 6.875%, 12/15/30 (1) 45,708 47,651
TransDigm, 7.125%, 12/1/31 (1) 18,467 19,344
154,771
Airlines  0.3%
United Airlines, 4.625%, 4/15/29 (1) 19,175 19,023
19,023
Automotive  3.5%
Adient Global Holdings, 8.25%, 4/15/31 (1)(7) 21,510 22,505
Advance Auto Parts, 7.00%, 8/1/30 (1) 19,260 19,635
Advance Auto Parts, 7.375%, 8/1/33 (1) 16,230 16,534
Belron U.K. Finance, 5.75%, 10/15/29 (1) 7,835 7,972
Benteler International, 7.25%, 6/15/31 (EUR)  3,310 4,108
Clarios Global, 6.75%, 9/15/32 (1) 19,740 20,332
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 12,712 15,746
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR)  2,515 3,115
Nissan Motor, 7.50%, 7/17/30 (1) 6,745 7,035
Nissan Motor, 7.75%, 7/17/32 (1) 6,645 6,987
Nissan Motor, 8.125%, 7/17/35 (1) 11,030 11,658
Nissan Motor Acceptance, 6.125%, 9/30/30 (1) 13,090 12,975
Nissan Motor Acceptance, 7.05%, 9/15/28 (1) 5,725 5,903

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Rivian Holdings, 10.00%, 1/15/31 (1)(7) 54,525 51,799
Tenneco, 8.00%, 11/17/28 (1) 505 502
Wand NewCo 3, 7.625%, 1/30/32 (1) 23,225 24,415
231,221
Beverages  0.1%
Primo Water Holdings, 6.25%, 4/1/29 (1) 8,227 8,248
8,248
Broadcasting  4.9%
Clear Channel Outdoor Holdings, 7.125%, 2/15/31 (1) 8,825 9,156
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1)(7) 13,350 13,183
Clear Channel Outdoor Holdings, 7.50%, 3/15/33 (1) 8,820 9,250
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1)(7) 21,450 21,450
CMG Media, 8.875%, 6/18/29 (1)(7) 19,775 16,314
E.W. Scripps, 9.875%, 8/15/30 (1) 17,235 17,300
Gray Media, 5.375%, 11/15/31 (1)(7) 10,549 7,938
Gray Media, 9.625%, 7/15/32 (1)(7) 16,385 16,917
iHeartCommunications, 9.125%, 5/1/29 (1) 14,110 12,981
Lamar Media, 4.00%, 2/15/30  1,845 1,776
Lamar Media, 4.875%, 1/15/29  13,515 13,431
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 30,377 30,149
Neptune Bidco U.S., 10.375%, 5/15/31 (1) 19,675 19,872
Outfront Media Capital, 7.375%, 2/15/31 (1) 3,440 3,638
Sirius XM Radio, 4.00%, 7/15/28 (1) 23,375 22,703
Stagwell Global, 5.625%, 8/15/29 (1) 23,390 22,688
Univision Communications, 8.00%, 8/15/28 (1) 490 505
Univision Communications, 8.50%, 7/31/31 (1) 26,765 27,601
Univision Communications, 9.375%, 8/1/32 (1) 18,956 20,093
Warnermedia Holdings, 4.279%, 3/15/32 (7) 12,050 11,026
Warnermedia Holdings, 5.05%, 3/15/42  30,870 24,619
322,590
Building & Real Estate  1.0%
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (1) 18,515 18,700
Howard Hughes, 4.125%, 2/1/29 (1) 16,095 15,532
Howard Hughes, 4.375%, 2/1/31 (1) 8,635 8,181
Howard Hughes, 5.375%, 8/1/28 (1) 15,000 14,944
Miller Homes Group Finco, 7.00%, 5/15/29 (GBP)  7,925 10,512
67,869
Building Products  1.9%
Advanced Drainage Systems, 6.375%, 6/15/30 (1) 5,250 5,329
Builders FirstSource, 6.375%, 6/15/32 (1) 6,235 6,476
Builders FirstSource, 6.375%, 3/1/34 (1) 10,205 10,588
Builders FirstSource, 6.75%, 5/15/35 (1) 6,680 7,056
CP Atlas Buyer, 9.75%, 7/15/30 (1) 3,085 3,116

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Miter Brands Acquisition Holdco, 6.75%, 4/1/32 (1) 15,870 16,167
New Enterprise Stone & Lime, 5.25%, 7/15/28 (1) 15,050 14,937
Quikrete Holdings, 6.375%, 3/1/32 (1) 31,475 32,734
Quikrete Holdings, 6.75%, 3/1/33 (1) 29,812 31,079
127,482
Cable Operators  5.9%
C&W Senior Finance, 9.00%, 1/15/33 (1) 9,620 10,008
CCO Holdings, 4.50%, 6/1/33 (1) 18,540 16,292
CCO Holdings, 4.75%, 2/1/32 (1) 5,530 5,074
CCO Holdings, 6.375%, 9/1/29 (1) 32,017 32,417
CCO Holdings, 7.375%, 3/1/31 (1) 40,365 41,172
Charter Communications Operating, 6.484%, 10/23/45  44,525 42,453
CSC Holdings, 6.50%, 2/1/29 (1) 10,641 6,651
CSC Holdings, 7.50%, 4/1/28 (1) 18,505 11,103
CSC Holdings, 11.25%, 5/15/28 (1)(7) 12,620 9,781
CSC Holdings, 11.75%, 1/31/29 (1) 23,125 16,187
Directv Financing, 10.00%, 2/15/31 (1) 26,485 26,286
DISH DBS, 5.25%, 12/1/26 (1) 9,850 9,616
DISH DBS, 5.75%, 12/1/28 (1) 26,762 25,758
DISH DBS, 7.375%, 7/1/28  10,835 10,077
DISH Network, 11.75%, 11/15/27 (1) 11,132 11,633
EchoStar, 10.75%, 11/30/29  42,255 46,586
Midcontinent Communications, 8.00%, 8/15/32 (1) 13,030 13,063
Sable International Finance, 7.125%, 10/15/32 (1) 19,950 20,166
Vmed O2 U.K. Financing I, 4.75%, 7/15/31 (1) 33,938 31,030
385,353
Chemicals  2.9%
Avient, 6.25%, 11/1/31 (1) 6,540 6,638
Avient, 7.125%, 8/1/30 (1) 26,290 27,046
Axalta Coating Systems Dutch Holding B, 7.25%, 2/15/31 (1) 7,495 7,907
Celanese U.S. Holdings, 7.05%, 11/15/30  6,370 6,601
Celanese U.S. Holdings, 7.20%, 11/15/33  27,560 28,731
CVR Partners, 6.125%, 6/15/28 (1) 30,244 30,131
GPD, 12.50%, 12/31/29, (10.125%-12.50% Cash and up to
2.375% PIK) (1)(5) 5,761 3,147
Methanex, 5.25%, 12/15/29  6,990 6,981
Methanex, 5.65%, 12/1/44  5,619 4,910
Methanex U.S. Operations, 6.25%, 3/15/32 (1) 7,675 7,848
Qnity Electronics, 5.75%, 8/15/32 (1) 10,905 11,205
Qnity Electronics, 6.25%, 8/15/33 (1) 4,630 4,781
Windsor Holdings III, 8.50%, 6/15/30 (1) 26,060 27,363
WR Grace Holdings, 5.625%, 8/15/29 (1) 13,910 13,075
WR Grace Holdings, 7.375%, 3/1/31 (1) 6,100 6,199

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
192,563
Consumer Products  0.5%
Newell Brands, 6.375%, 5/15/30 (7) 12,495 11,964
Newell Brands, 8.50%, 6/1/28 (1) 15,228 15,818
Under Armour, 7.25%, 7/15/30 (1) 6,545 6,512
34,294
Container  0.4%
Graham Packaging, 7.125%, 8/15/28 (1) 3,209 3,173
Sealed Air, 5.00%, 4/15/29 (1) 6,305 6,337
Sealed Air, 6.125%, 2/1/28 (1) 2,785 2,827
Sealed Air, 6.875%, 7/15/33 (1) 27 28
Sealed Air, 7.25%, 2/15/31 (1) 240 249
Trident TPI Holdings, 12.75%, 12/31/28 (1) 6,490 6,522
Trivium Packaging Finance, 8.25%, 7/15/30 (1) 5,115 5,390
24,526
Energy  12.4%
Aethon III, 10.077%, 1/10/27, Acquisition Date: 9/5/25,
Cost $15,093 (6)(8) 15,190 15,076
Aethon United BR, 7.50%, 10/1/29 (1) 15,335 15,929
AmeriGas Partners, 9.375%, 6/1/28 (1) 9,479 9,834
AmeriGas Partners, 9.50%, 6/1/30 (1) 9,035 9,532
Breakwater Energy Holdings, 9.25%, 11/15/30 (1) 13,335 13,812
Civitas Resources, 8.375%, 7/1/28 (1) 6,705 6,906
Civitas Resources, 8.625%, 11/1/30 (1) 16,281 17,014
Civitas Resources, 8.75%, 7/1/31 (1) 10,040 10,417
Civitas Resources, 9.625%, 6/15/33 (1) 12,630 13,609
Comstock Resources, 5.875%, 1/15/30 (1) 13,385 12,950
Comstock Resources, 6.75%, 3/1/29 (1) 23,315 23,198
Crescent Energy Finance, 7.375%, 1/15/33 (1) 31,658 29,996
Crescent Energy Finance, 7.625%, 4/1/32 (1) 24,320 23,651
Crescent Energy Finance, 9.25%, 2/15/28 (1) 8,746 9,008
Gulfport Energy Operating, 6.75%, 9/1/29 (1) 11,090 11,450
Hilcorp Energy I, 6.00%, 2/1/31 (1) 9,755 9,182
Hilcorp Energy I, 6.25%, 4/15/32 (1) 10,699 10,030
Hilcorp Energy I, 7.25%, 2/15/35 (1) 28,765 27,327
Hilcorp Energy I, 8.375%, 11/1/33 (1) 24,646 25,262
Kinetik Holdings, 5.875%, 6/15/30 (1) 32,740 32,904
Magnolia Oil & Gas Operating, 6.875%, 12/1/32 (1) 13,445 13,764
Matador Resources, 6.50%, 4/15/32 (1) 9,295 9,411
NGL Energy Operating, 8.125%, 2/15/29 (1) 7,300 7,510
NGL Energy Operating, 8.375%, 2/15/32 (1) 29,110 30,092
Occidental Petroleum, 7.95%, 6/15/39  540 639
Permian Resources Operating, 6.25%, 2/1/33 (1) 10,835 11,065

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Permian Resources Operating, 7.00%, 1/15/32 (1) 12,055 12,552
Permian Resources Operating, 9.875%, 7/15/31 (1) 7,948 8,564
Range Resources, 4.75%, 2/15/30 (1) 6,765 6,647
Range Resources, 8.25%, 1/15/29  5,510 5,613
Seadrill Finance, 8.375%, 8/1/30 (1) 24,135 24,919
South Bow Canadian Infrastructure Holdings, VR, 7.50%,
3/1/55 (7)(9) 12,605 13,361
South Bow Canadian Infrastructure Holdings, VR, 7.625%,
3/1/55 (9) 4,725 4,896
Sunoco, 7.00%, 5/1/29 (1) 5,510 5,724
Sunoco, 7.25%, 5/1/32 (1) 21,748 22,917
Sunoco, VR, 7.875% (1)(9)(10) 29,015 29,523
Tallgrass Energy Partners, 6.00%, 12/31/30 (1) 14,750 14,695
Tallgrass Energy Partners, 6.00%, 9/1/31 (1) 16,170 15,948
Tallgrass Energy Partners, 7.375%, 2/15/29 (1) 13,270 13,701
Transocean Aquila, 8.00%, 9/30/28 (1) 5,127 5,255
Transocean International, 6.80%, 3/15/38  4,615 4,119
Transocean International, 7.875%, 10/15/32 (1) 7,160 7,437
Transocean International, 8.25%, 5/15/29 (1) 5,510 5,579
Transocean International, 8.50%, 5/15/31 (1) 6,555 6,604
Transocean International, 8.75%, 2/15/30 (1) 25,810 26,874
Valaris, 8.375%, 4/30/30 (1) 10,240 10,650
Venture Global LNG, 8.125%, 6/1/28 (1) 455 465
Venture Global LNG, 9.50%, 2/1/29 (1) 16,685 17,582
Venture Global LNG, 9.875%, 2/1/32 (1) 6,065 6,308
Venture Global LNG, VR, 9.00% (1)(9)(10) 54,195 46,134
Venture Global Plaquemines LNG, 6.50%, 1/15/34 (1) 22,810 23,494
Venture Global Plaquemines LNG, 6.75%, 1/15/36 (1) 21,720 22,589
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1) 5,425 5,900
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (1) 16,890 18,790
Vermilion Energy, 6.875%, 5/1/30 (1) 14,555 14,246
WBI Operating, 6.25%, 10/15/30 (1) 6,510 6,518
WBI Operating, 6.50%, 10/15/33 (1) 6,510 6,510
813,682
Entertainment & Leisure  3.0%
Carnival, 6.125%, 2/15/33 (1) 11,890 12,202
Churchill Downs, 5.75%, 4/1/30 (1) 19,390 19,438
Cinemark USA, 5.25%, 7/15/28 (1) 13,670 13,619
Cinemark USA, 7.00%, 8/1/32 (1) 8,080 8,403
Motion Finco, 8.375%, 2/15/32 (1) 10,770 9,262
NCL, 6.25%, 9/15/33 (1) 12,665 12,475
NCL, 6.75%, 2/1/32 (1) 13,100 13,280
NCL, 7.75%, 2/15/29 (1) 11,375 12,058
NCL Finance, 6.125%, 3/15/28 (1) 5,390 5,498

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Royal Caribbean Cruises, 6.00%, 2/1/33 (1) 14,340 14,734
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (1)(7) 24,540 23,681
Six Flags Entertainment, 5.25%, 7/15/29  13,516 12,502
Six Flags Entertainment, 6.625%, 5/1/32 (1) 7,050 7,015
Six Flags Entertainment, 7.25%, 5/15/31 (1)(7) 33,588 31,909
196,076
Financial  11.1%
Acrisure, 7.50%, 11/6/30 (1) 23,110 24,034
Acrisure, 8.25%, 2/1/29 (1) 11,040 11,495
Acrisure, 8.50%, 6/15/29 (1) 16,580 17,243
Alliant Holdings Intermediate, 5.875%, 11/1/29 (1) 8,065 7,944
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 39,773 41,364
Alliant Holdings Intermediate, 7.375%, 10/1/32 (1) 16,300 16,769
Apollo Commercial Real Estate Finance, 4.625%, 6/15/29 (1)(7) 16,550 16,033
Blackstone Mortgage Trust, 7.75%, 12/1/29 (1) 3,840 4,022
Cobra AcquisitionCo, 6.375%, 11/1/29 (1) 13,770 11,928
Cobra AcquisitionCo, 12.25%, 11/1/29 (1) 5,985 6,030
Focus Financial Partners, 6.75%, 9/15/31 (1) 9,659 9,949
HUB International, 5.625%, 12/1/29 (1) 15,941 15,901
HUB International, 7.25%, 6/15/30 (1) 40,315 42,129
HUB International, 7.375%, 1/31/32 (1) 32,295 33,546
Jane Street Group, 6.125%, 11/1/32 (1) 29,005 29,513
Jane Street Group, 6.75%, 5/1/33 (1) 32,335 33,709
Jane Street Group, 7.125%, 4/30/31 (1) 21,869 22,990
Jerrold Finco, 7.50%, 6/15/31 (GBP) (1) 4,555 6,115
Jones Deslauriers Insurance Management, 6.875%, 10/1/33 (1) 9,825 9,579
Jones Deslauriers Insurance Management, 7.25%, 10/1/33
(CAD) (1) 7,635 5,464
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 19,315 20,208
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (1) 12,070 11,286
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1) 36,735 36,230
Navient, 5.625%, 8/1/33  33,418 29,993
Navient, 7.875%, 6/15/32 (7) 12,985 13,375
Navient, 9.375%, 7/25/30  33,660 37,026
Navient, 11.50%, 3/15/31  18,310 20,347
OneMain Finance, 6.125%, 5/15/30  6,350 6,437
OneMain Finance, 7.125%, 11/15/31  9,710 10,074
OneMain Finance, 7.50%, 5/15/31  18,435 19,357
OneMain Finance, 7.875%, 3/15/30  325 343
Panther Escrow Issuer, 7.125%, 6/1/31 (1) 34,315 35,516
PennyMac Financial Services, 6.875%, 2/15/33 (1) 8,979 9,372
PennyMac Financial Services, 7.125%, 11/15/30 (1) 15,995 16,735
PennyMac Financial Services, 7.875%, 12/15/29 (1) 14,755 15,677

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
PROG Holdings, 6.00%, 11/15/29 (1) 20,390 20,033
Rocket, 6.125%, 8/1/30 (1) 8,955 9,280
Rocket, 6.375%, 8/1/33 (1) 9,290 9,731
Ryan Specialty, 5.875%, 8/1/32 (1) 6,015 6,105
USI, 7.50%, 1/15/32 (1) 11,000 11,426
UWM Holdings, 6.25%, 3/15/31 (1) 11,685 11,700
UWM Holdings, 6.625%, 2/1/30 (1) 13,200 13,365
729,373
Food  0.8%
Chobani, 7.625%, 7/1/29 (1) 12,945 13,463
Chobani Holdco II, 8.75%, 10/1/29, (8.75% Cash or 9.5%
PIK) (1)(5) 7,887 8,245
Darling Ingredients, 6.00%, 6/15/30 (1) 13,570 13,723
Post Holdings, 6.25%, 2/15/32 (1) 7,975 8,214
TreeHouse Foods, 4.00%, 9/1/28 (7) 7,090 7,054
50,699
Forest Products  0.3%
Cascades, 5.375%, 1/15/28 (1) 10,925 10,911
Graphic Packaging International, 3.75%, 2/1/30 (1)(7) 9,085 8,529
19,440
Gaming  2.2%
Caesars Entertainment, 6.50%, 2/15/32 (1) 9,045 9,169
Caesars Entertainment, 7.00%, 2/15/30 (1) 13,410 13,896
Churchill Downs, 6.75%, 5/1/31 (1) 14,040 14,426
Light & Wonder International, 6.25%, 10/1/33 (1) 8,915 8,982
Light & Wonder International, 7.25%, 11/15/29 (1) 29,020 29,709
Light & Wonder International, 7.50%, 9/1/31 (1) 6,580 6,901
Midwest Gaming Borrower, 4.875%, 5/1/29 (1) 12,530 12,185
Ontario Gaming GTA, 8.00%, 8/1/30 (1) 6,880 6,725
Playtika Holding, 4.25%, 3/15/29 (1) 11,805 10,684
Rivers Enterprise Lender, 6.25%, 10/15/30 (1) 6,495 6,560
Scientific Games Holdings, 6.625%, 3/1/30 (1) 6,580 5,758
Voyager Parent, 9.25%, 7/1/32 (1) 18,915 20,003
144,998
Health Care  7.7%
1261229 B.C., 10.00%, 4/15/32 (1) 38,455 39,705
Amneal Pharmaceuticals, 6.875%, 8/1/32 (1) 4,870 5,138
AthenaHealth Group, 6.50%, 2/15/30 (1) 28,285 27,931
Bausch + Lomb, 8.375%, 10/1/28 (1) 12,065 12,578
CHS, 6.125%, 4/1/30 (1) 11,465 9,516
CHS, 10.875%, 1/15/32 (1) 20,890 22,483
Concentra Health Services, 6.875%, 7/15/32 (1) 6,305 6,597
DaVita, 6.875%, 9/1/32 (1) 19,360 20,086

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
IQVIA, 6.25%, 6/1/32 (1) 19,290 20,134
LifePoint Health, 5.375%, 1/15/29 (1)(7) 9,817 9,498
LifePoint Health, 9.875%, 8/15/30 (1) 2,210 2,373
LifePoint Health, 10.00%, 6/1/32 (1)(7) 45,334 47,827
LifePoint Health, 11.00%, 10/15/30 (1) 41,235 45,255
Medline Borrower, 5.25%, 10/1/29 (1) 19,270 19,246
Medline Borrower, 6.25%, 4/1/29 (1) 33,460 34,422
Molina Healthcare, 4.375%, 6/15/28 (1) 4,446 4,323
Molina Healthcare, 6.25%, 1/15/33 (1) 6,430 6,422
Molina Healthcare, 6.50%, 2/15/31 (1) 13,100 13,346
MPT Operating Partnership, 8.50%, 2/15/32 (1) 10,435 10,983
Opal Bidco, 6.50%, 3/31/32 (1) 23,950 24,519
Organon, 4.125%, 4/30/28 (1) 6,800 6,605
Organon, 5.125%, 4/30/31 (1)(7) 24,470 20,341
Star Parent, 9.00%, 10/1/30 (1) 12,555 13,402
Tenet Healthcare, 6.00%, 11/15/33 (1) 8,900 9,189
Tenet Healthcare, 6.125%, 10/1/28  30,580 30,618
Tenet Healthcare, 6.125%, 6/15/30  19,153 19,512
Tenet Healthcare, 6.75%, 5/15/31  10,080 10,483
Tenet Healthcare, 6.875%, 11/15/31  4,534 4,925
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  7,905 8,646
506,103
Health Care Services  0.1%
Perrigo Finance Unlimited, 6.125%, 9/30/32  6,235 6,066
6,066
Information Technology  6.0%
Capstone Borrower, 8.00%, 6/15/30 (1) 20,105 20,432
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00%
Cash to maturity) (1)(5) 42,885 48,246
Central Parent, 7.25%, 6/15/29 (1) 5,225 4,311
Cloud Software Group, 6.50%, 3/31/29 (1) 25 25
Cloud Software Group, 8.25%, 6/30/32 (1) 15,640 16,500
Cloud Software Group, 9.00%, 9/30/29 (1) 90,015 92,940
Dye & Durham, 8.625%, 4/15/29 (1) 17,722 16,238
Entegris, 5.95%, 6/15/30 (1) 31,745 32,340
Gen Digital, 7.125%, 9/30/30 (1) 20,500 21,141
Match Group Holdings II, 3.625%, 10/1/31 (1) 12,690 11,580
Match Group Holdings II, 4.125%, 8/1/30 (1) 22,635 21,390
Match Group Holdings II, 4.625%, 6/1/28 (1) 7,650 7,554
Match Group Holdings II, 5.625%, 2/15/29 (1) 3,888 3,888
Match Group Holdings II, 6.125%, 9/15/33 (1) 13,960 14,100
McAfee, 7.375%, 2/15/30 (1) 42,000 36,645
SS&C Technologies, 6.50%, 6/1/32 (1) 8,465 8,782

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Twilio, 3.625%, 3/15/29  190 183
Twilio, 3.875%, 3/15/31  12,545 11,933
Wolfspeed, 13.875%, 6/23/30, (9.875% Cash and 4.00%
PIK) (1)(5) 13,042 14,248
X.AI, 12.50%, 6/30/30  10,175 10,684
393,160
Lodging  1.0%
Hilton Domestic Operating, 4.00%, 5/1/31 (1) 11,865 11,346
Hilton Domestic Operating, 5.875%, 3/15/33 (1)(7) 8,825 9,079
Hilton Domestic Operating, 6.125%, 4/1/32 (1) 7,235 7,506
Park Intermediate Holdings, 5.875%, 10/1/28 (1) 8,225 8,204
Park Intermediate Holdings, 7.00%, 2/1/30 (1) 4,870 4,986
RHP Hotel Properties, 4.50%, 2/15/29 (1) 14,505 14,233
RHP Hotel Properties, 6.50%, 6/15/33 (1) 9,250 9,620
RHP Hotel Properties, 7.25%, 7/15/28 (1) 65 67
65,041
Manufacturing  1.4%
Arcosa, 6.875%, 8/15/32 (1) 4,680 4,890
Enpro, 6.125%, 6/1/33 (1) 9,660 9,950
Madison IAQ, 4.125%, 6/30/28 (1) 14,890 14,536
Madison IAQ, 5.875%, 6/30/29 (1) 16,510 16,304
Mueller Water Products, 4.00%, 6/15/29 (1) 18,165 17,575
Sensata Technologies, 4.00%, 4/15/29 (1) 11,149 10,843
Sensata Technologies, 5.875%, 9/1/30 (1) 11,490 11,597
Stevens Holding, 6.125%, 10/1/26 (1) 7,410 7,336
93,031
Metals & Mining  1.9%
Arsenal AIC Parent, 8.00%, 10/1/30 (1) 20,285 21,477
Arsenal AIC Parent, 11.50%, 10/1/31 (1) 12,705 13,944
ATI, 7.25%, 8/15/30  6,067 6,401
Champion Iron Canada, 7.875%, 7/15/32 (1) 6,385 6,704
Cleveland-Cliffs, 7.375%, 5/1/33 (1) 10,355 10,691
Cleveland-Cliffs, 7.50%, 9/15/31 (1) 11,670 12,166
Constellium, 6.375%, 8/15/32 (1) 6,435 6,612
ERO Copper, 6.50%, 2/15/30 (1) 230 232
Hecla Mining, 7.25%, 2/15/28  15,473 15,531
Hudbay Minerals, 6.125%, 4/1/29 (1) 14,335 14,514
Mineral Resources, 7.00%, 4/1/31 (1)(7) 5,955 6,171
Novelis, 4.75%, 1/30/30 (1) 6,880 6,605
121,048
Other Telecommunications  2.8%
Cipher Compute, 7.125%, 11/15/30 (1) 17,197 17,412
Cogent Communications Group, 7.00%, 6/15/27 (1) 9,705 9,596

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Frontier Communications Holdings, 6.00%, 1/15/30 (1)(7) 17,680 17,901
Frontier Communications Holdings, 8.75%, 5/15/30 (1) 12,325 12,849
Iliad Holding, 8.50%, 4/15/31 (1) 3,020 3,239
Level 3 Financing, 4.00%, 4/15/31 (1)(7) 20,945 18,431
Level 3 Financing, 6.875%, 6/30/33 (1) 19,085 19,466
Level 3 Financing, 7.00%, 3/31/34 (1) 39,005 39,980
Windstream Services, 7.50%, 10/15/33 (1) 12,990 13,250
WULF Compute, 7.75%, 10/15/30 (1) 25,450 26,309
Zayo Group Holdings, 9.25%, 3/9/30, (5.75% Cash and up to
0.5% PIK) (1)(5) 4,744 4,377
182,810
Printing & Publishing  0.2%
Getty Images, 10.50%, 11/15/30 (1) 10,705 10,785
10,785
Real Estate Investment Trust Securities  1.4%
Global Net Lease, 4.50%, 9/30/28 (1) 23,505 22,917
Service Properties Trust, 8.625%, 11/15/31 (1) 30,255 31,806
Service Properties Trust, 8.875%, 6/15/32  24,545 23,625
Service Properties Trust, Zero Coupon, 9/30/27 (1) 12,725 11,309
89,657
Restaurants  0.3%
Yum! Brands, 5.35%, 11/1/43  7,468 7,272
Yum! Brands, 6.875%, 11/15/37  13,700 15,190
22,462
Retail  1.3%
Bath & Body Works, 6.625%, 10/1/30 (1) 15,430 15,661
Bath & Body Works, 7.50%, 6/15/29  9,210 9,371
CVS Health, VR, 7.00%, 3/10/55 (9) 31,215 32,578
PetSmart, 7.50%, 9/15/32 (1) 16,380 16,523
Victra Holdings, 8.75%, 9/15/29 (1)(7) 9,310 9,834
83,967
Satellites  0.2%
Connect Finco, 9.00%, 9/15/29 (1) 13,355 14,140
Hughes Satellite Systems, 6.625%, 8/1/26 (7) 208 181
14,321
Services  5.5%
Albion Financing 1, 7.00%, 5/21/30 (1) 18,635 19,334
Allied Universal Holdco, 6.875%, 6/15/30 (1) 13,125 13,519
Allied Universal Holdco, 7.875%, 2/15/31 (1) 19,736 20,723
Avis Budget Car Rental, 8.00%, 2/15/31 (1)(7) 9,155 9,338
Avis Budget Car Rental, 8.25%, 1/15/30 (1)(7) 9,490 9,775
Axon Enterprise, 6.125%, 3/15/30 (1) 5,120 5,286
Axon Enterprise, 6.25%, 3/15/33 (1) 3,810 3,953

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Boost Newco Borrower, 7.50%, 1/15/31 (1) 35,592 37,772
EG Global Finance, 12.00%, 11/30/28 (1) 19,340 21,034
Fortress Intermediate 3, 7.50%, 6/1/31 (1) 11,010 11,423
Herc Holdings, 7.00%, 6/15/30 (1) 11,385 11,926
RB Global Holdings, 6.75%, 3/15/28 (1) 6,850 6,996
RB Global Holdings, 7.75%, 3/15/31 (1) 9,460 9,897
Sabre Financial Borrower, 11.125%, 6/15/29 (1) 9,515 9,705
Sabre GLBL, 10.75%, 11/15/29 (1) 23,252 20,462
Sabre GLBL, 11.125%, 7/15/30 (1) 4,649 4,004
Shift4 Payments, 5.50%, 5/15/33 (EUR) (1) 8,555 10,248
Shift4 Payments, 6.75%, 8/15/32 (1) 6,745 6,998
Staples, 10.75%, 9/1/29 (1) 7,005 6,882
TK Elevator U.S. Newco, 5.25%, 7/15/27 (1) 18,100 18,055
UKG, 6.875%, 2/1/31 (1) 62,215 64,081
United Rentals North America, 3.75%, 1/15/32  5,210 4,878
United Rentals North America, 3.875%, 2/15/31  14,160 13,505
United Rentals North America, 6.125%, 3/15/34 (1) 6,895 7,214
Williams Scotsman, 6.625%, 6/15/29 (1) 6,165 6,365
Williams Scotsman, 7.375%, 10/1/31 (1) 8,022 8,353
361,726
Supermarkets  0.2%
Iceland Bondco, 10.875%, 12/15/27 (GBP) (1) 2,098 2,934
Iceland Bondco, FRN, 3M EURIBOR + 5.50%, 7.564%,
12/15/27 (EUR) (1) 2,190 2,560
Performance Food Group, 6.125%, 9/15/32 (1) 10,165 10,432
15,926
Transportation  0.4%
Genesee & Wyoming, 6.25%, 4/15/32 (1) 10,650 10,916
Watco, 7.125%, 8/1/32 (1) 11,195 11,699
22,615
Utilities  5.7%
AES, VR, 6.95%, 7/15/55 (9) 4,570 4,422
AES, VR, 7.60%, 1/15/55 (9) 2,120 2,152
Alpha Generation, 6.75%, 10/15/32 (1) 11,045 11,349
Edison International, Series A, VR, 5.375% (9)(10) 580 576
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  18,100 18,507
HA Sustainable Infrastructure Capital, VR, 8.00%, 6/1/56 (9) 8,778 8,932
HAT Holdings I, 8.00%, 6/15/27 (1) 13,082 13,573
NRG Energy, 6.00%, 1/15/36 (1) 13,065 13,228
NRG Energy, 6.25%, 11/1/34 (1) 6,195 6,365
NRG Energy, VR, 10.25% (1)(9)(10) 14,883 16,241
PG&E, VR, 7.375%, 3/15/55 (9) 14,642 15,154
Talen Energy Supply, 6.25%, 2/1/34 (1) 16,065 16,367

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Talen Energy Supply, 6.50%, 2/1/36 (1) 16,065 16,567
Talen Energy Supply, 8.625%, 6/1/30 (1) 45,487 48,159
TerraForm Power Operating, 5.00%, 1/31/28 (1) 19,412 19,339
TransAlta, 7.75%, 11/15/29  4,765 4,938
Vistra, VR, 7.00% (1)(9)(10) 9,335 9,440
Vistra, VR, 8.00% (1)(9)(10) 39,615 40,308
Vistra, Series C, VR, 8.875% (1)(7)(9)(10) 37,542 41,390
Vistra Operations, 7.75%, 10/15/31 (1) 23,130 24,489
XPLR Infrastructure Operating Partners, 7.25%, 1/15/29 (1)(7) 6,720 6,871
XPLR Infrastructure Operating Partners, 7.75%, 4/15/34 (1) 16,535 16,783
XPLR Infrastructure Operating Partners, 8.375%, 1/15/31 (1)(7) 11,785 12,330
XPLR Infrastructure Operating Partners, 8.625%, 3/15/33 (1) 5,935 6,210
373,690
Wireless Communications  0.5%
Rogers Communications, VR, 7.00%, 4/15/55 (9) 31,285 32,419
32,419
Total Corporate Bonds (Cost $5,826,472) 5,917,035
MUNICIPAL SECURITIES  0.5%
Puerto Rico  0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 49,809 31,878
Total Municipal Securities (Cost $27,508) 31,878
PREFERRED STOCKS  0.6%
Financials  0.6%
AH Parent, Series A, Acquisition Date: 9/27/24,
Cost $39,715 (3)(6)(8) 40 40,497
Total Preferred Stocks (Cost $39,715) 40,497
SHORT-TERM INVESTMENTS  1.7%
Money Market Funds  1.7%
T. Rowe Price Government Reserve Fund, 4.02% (12)(13) 110,396 110,396
Total Short-Term Investments (Cost $110,396) 110,396

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SECURITIES LENDING COLLATERAL  2.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 2.7%
Money Market Funds 2.7%
T. Rowe Price Treasury Reserve Fund, 3.99% (12)(13) 175,300 175,300
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 175,300
Total Securities Lending Collateral (Cost $175,300) 175,300
Total Investments in Securities
101.1% of Net Assets
(Cost $6,537,394) $ 6,626,107
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $5,179,859 and represents 79.0% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) Non-income producing
(4) All or a portion of this loan is unsettled as of November 30, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) See Note 2. Level 3 in fair value hierarchy.
(7) See Note 4 . All or a portion of this security is on loan at November 30, 2025.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $72,273 and represents 1.1% of net assets.

T. ROWE PRICE High Yield Fund

.
.
.
.
.
.
.
.
.
.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) Perpetual security with no stated maturity date.
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) Seven-day yield
(13) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
PRIME Prime rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold
(Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 505 64 40 24
JPMorgan Chase, Protection Sold
(Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 504 63 38 25
Total Bilateral Credit Default Swaps, Protection
Sold 78 49
Total Bilateral Swaps 78 49
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Protection Bought (Relevant Credit:
Whirlpool), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/30 10,143 666 594 72
Total Centrally Cleared Credit Default Swaps,
Protection Bought 72
Total Centrally Cleared Swaps 72
Net payments (receipts) of variation margin to date (81)
Variation margin receivable (payable) on centrally cleared swaps $ (9)
* Credit ratings as of November 30, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $2

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 2/20/26 EUR 2,508 USD 2,921 $ 2
Citibank 1/23/26 USD 20,858 GBP 15,585 228
JPMorgan Chase 1/23/26 GBP 392 USD 514 4
JPMorgan Chase 2/20/26 EUR 1,151 USD 1,338 3
Morgan Stanley 2/20/26 USD 3,847 EUR 3,301 —
Societe Generale 1/23/26 GBP 547 USD 723 1
Standard Chartered 1/26/26 USD 5,482 CAD 7,635 2
Toronto-Dominion Bank 2/20/26 USD 38,210 EUR 32,778 14
UBS Investment Bank 2/20/26 EUR 2,616 USD 3,039 10
UBS Investment Bank 2/20/26 USD 1,686 EUR 1,450 (4)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 260

T. ROWE PRICE High Yield Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.02% $ — $ — $ 1,833++
T. Rowe Price Treasury Reserve Fund, 3.99% — — —++
Totals $ —# $ — $ 1,833+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
11/30/25
T. Rowe Price Government
Reserve Fund, 4.02% $ 410,458  ¤  ¤ $ 110,396
T. Rowe Price Treasury
Reserve Fund, 3.99% —  ¤  ¤ 175,300
Total $ 285,696^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $1,833 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $285,696.

T. ROWE PRICE High Yield Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $6,537,394) $ 6,626,107
Interest receivable 116,528
Receivable for investment securities sold 16,720
Cash 2,781
Receivable for shares sold 1,858
Due from affiliates 1,426
Cash deposits on centrally cleared swaps 407
Unrealized gain on forward currency exchange contracts 264
Bilateral swap premiums paid 78
Unrealized gain on bilateral swaps 49
Foreign currency (cost $2) 2
Other assets 178
Total assets 6,766,398
Liabilities
Obligation to return securities lending collateral 175,300
Payable for investment securities purchased 23,270
Payable for shares redeemed 6,457
Investment management fees payable 3,121
Variation margin payable on centrally cleared swaps 9
Unrealized loss on forward currency exchange contracts 4
Payable to directors 3
Other liabilities 2,176
Total liabilities 210,340
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 6,556,058

T. ROWE PRICE High Yield Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (1,299,226)
Paid-in capital applicable to 1,094,444,505 shares of $0.01
par value capital stock outstanding; 3,000,000,000 shares
authorized 7,855,284
NET ASSETS $ 6,556,058
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,198,185; Shares outstanding:
200,140,595) $ 5.99
Advisor Class
(Net assets: $14,451; Shares outstanding: 2,419,607) $ 5.97
I Class
(Net assets: $2,308,544; Shares outstanding:
385,391,334) $ 5.99
Z Class
(Net assets: $3,034,878; Shares outstanding:
506,492,969) $ 5.99

T. ROWE PRICE High Yield Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
11/30/25
Investment Income (Loss)
Income
.
  Interest $ 239,477
Dividend 4,566
Securities lending 919
Other 3
Total income 244,965
Expenses
Investment management 19,581
Shareholder servicing
Investor Class $ 1,394
Advisor Class 14
I Class 244 1,652
Rule 12b-1 fees
Advisor Class 17
Prospectus and shareholder reports
Investor Class 25
Advisor Class 1
I Class 105
Z Class 2 133
Custody and accounting 174
Legal and audit 117
Registration 64
Directors 11
Miscellaneous 23
Waived / paid by Price Associates (9,677)
Total expenses 12,095
Net investment income 232,870

T. ROWE PRICE High Yield Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (660)
Swaps (26)
Forward currency exchange contracts (1,982)
Foreign currency transactions (11)
Net realized loss (2,679)
Change in net unrealized gain / loss
Securities 81,754
Swaps 121
Forward currency exchange contracts 1,122
Other assets and liabilities denominated in foreign currencies (300)
Change in net unrealized gain / loss 82,697
Net realized and unrealized gain / loss 80,018
INCREASE IN NET ASSETS FROM OPERATIONS $ 312,888

T. ROWE PRICE High Yield Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 232,870 $ 477,696
Net realized loss (2,679) (92,041)
Change in net unrealized gain / loss 82,697 202,125
Increase in net assets from operations 312,888 587,780
Distributions to shareholders
Net earnings
Investor Class (40,335) (77,703)
Advisor Class (464) (1,033)
I Class (82,391) (160,536)
Z Class (110,072) (238,611)
Decrease in net assets from distributions (233,262) (477,883)
Capital share transactions
*
Shares sold
Investor Class 70,048 164,214
Advisor Class 308 1,366
I Class 213,029 659,323
Z Class 99,011 121,196
Shares issued in connection with fund acquisition
Investor Class – 193,771
Distributions reinvested
Investor Class 36,408 69,872
Advisor Class 453 1,012
I Class 73,928 137,101
Z Class 109,471 237,891
Shares redeemed
Investor Class (136,793) (385,631)
Advisor Class (1,370) (4,670)
I Class (608,232) (525,302)
Z Class (210,061) (696,879)
Decrease in net assets from capital share
transactions (353,800) (26,736)

T. ROWE PRICE High Yield Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Net Assets
Increase (decrease) during period (274,174) 83,161
Beginning of period 6,830,232 6,747,071
End of period $ 6,556,058 $ 6,830,232
*Share information (000s)
Shares sold
Investor Class 11,706 27,792
Advisor Class 51 231
I Class 35,584 111,871
Z Class 16,479 20,404
Shares issued in connection with fund acquisition
Investor Class – 33,010
Distributions reinvested
Investor Class 6,071 11,800
Advisor Class 76 171
I Class 12,325 23,146
Z Class 18,245 40,134
Shares redeemed
Investor Class (22,868) (65,596)
Advisor Class (229) (792)
I Class (101,505) (88,926)
Z Class (35,042) (118,772)
Decrease in shares outstanding (59,107) (5,527)

T. ROWE PRICE High Yield Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price High Yield Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The High Yield Fund, Inc. (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high current income and, secondarily, capital appreciation. The fund has four classes of shares: the High Yield Fund,
Inc. (Investor Class), the High Yield Fund–Advisor Class (Advisor Class), the
High Yield Fund–I Class (I Class) and the High Yield Fund–Z Class (Z Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are

T. ROWE PRICE High Yield Fund

amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as

T. ROWE PRICE High Yield Fund

may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE High Yield Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined

T. ROWE PRICE High Yield Fund

to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE High Yield Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
November 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 324,930 $ — $ 324,930
Common Stocks 14,121 — — 14,121
Convertible Preferred Stocks 27,128 — 16,700 43,828
Corporate Bonds — 5,901,959 15,076 5,917,035
Preferred Stocks — — 40,497 40,497
Short-Term Investments 110,396 — — 110,396
Securities Lending Collateral 175,300 — — 175,300
Total Securities 326,945 6,226,889 72,273 6,626,107
Swaps* — 199 — 199
Forward Currency Exchange
Contracts — 264 — 264
Total $ 326,945 $ 6,227,352 $ 72,273 $ 6,626,570
Liabilities
Forward Currency Exchange
Contracts $ — $ 4 $ — $ 4
1
Includes Asset-Backed Securities, Bank Loans, Convertible Bonds and Municipal
Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE High Yield Fund

on Level 3 instruments held at November 30, 2025, totaled $81,000 for the six months ended November 30, 2025. During the six months, transfers out of Level 3 were because observable market data became available for the security.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases
Transfer
Out of
Level 3
Ending
Balance
11/30/25
Investment in Securities
Bank Loans $ 9,263 $ — $ — $ (9,263) $ —
Convertible Preferred Stocks 16,700 — — — 16,700
Corporate Bonds — (1) 15,077 — 15,076
Preferred Stocks 40,399 98 — — 40,497
Total $ 66,362 $ 97 $ 15,077 $ (9,263) $ 72,273

T. ROWE PRICE High Yield Fund

value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
November 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Foreign exchange derivatives Forwards $ 264
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 199
*
Total $ 463
*
Liabilities
Foreign exchange derivatives Forwards $ 4
Total $ 4
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE High Yield Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ (1,982) $ — $ (1,982)
Credit derivatives — (26) (26)
Total $ (1,982) $ (26) $ (2,008)
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ 1,122 $ — $ 1,122
Credit derivatives — 121 121
Total $ 1,122 $ 121 $ 1,243

T. ROWE PRICE High Yield Fund

conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2025, no collateral had been pledged or posted by the fund to counterparties for bilateral derivatives. As of

T. ROWE PRICE High Yield Fund

November 30, 2025, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $70,000 cash and securities valued at $275,000. As of November 30, 2025, cash of $407,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 0% and 2% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the

T. ROWE PRICE High Yield Fund

accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2025, the notional amount of protection sold by the fund totaled $1,009,000 (0.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in

T. ROWE PRICE High Yield Fund

accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans

T. ROWE PRICE High Yield Fund

may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return

T. ROWE PRICE High Yield Fund

the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not.
At November 30, 2025, the value of loaned securities was $173,278,000; the aggregate value of collateral was $181,884,000 and consisted of cash collateral and related investments of $175,300,000 and U.S. government securities of
$6,584,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,316,326,000 and
$1,702,137,000, respectively, for the six months ended November 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2025, the fund had $1,432,341,000 of available capital loss carryforwards. Capital loss carryforwards acquired through tax-free reorganizations may be subject to certain limitations on amount or timing of use.
At November 30, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $6,542,851,000. Net unrealized gain aggregated $84,652,000 at period-end, of which $175,845,000 related to appreciated investments and $91,193,000 related to depreciated investments.

T. ROWE PRICE High Yield Fund

NOTE 6 - ACQUISITION
On March 31, 2025, the fund acquired substantially all of the assets of the
New America High Income Fund, Inc. (the acquired fund), a third-party closed-
end fund, pursuant to the Agreement and Plan of Reorganization dated
December 13, 2024. The Board and shareholders of the acquired fund, and the
Board of the fund approved the reorganization, and the acquired fund’s Board and shareholders approved the liquidation and dissolution of the acquired fund.
The acquisition was accomplished by a tax-free exchange of 33,010,156 shares of the fund’s Investor Class with a value of $193,771,000 for all 23,374,744 shares of the acquired fund then outstanding, with the same value. The exchange was based on values at the close of the NYSE on the immediately preceding business day, March 28, 2025. The net assets of the acquired fund at that date included $3,433,000 of unrealized depreciation and $43,919,000 of net realized losses carried forward for tax purposes to offset distributable gains realized by the fund in the future. Assets of the acquired fund, including securities of $180,652,000, cash of $9,410,000, receivables and other assets of $4,500,000 and payables of $791,000, were combined with those of the fund, resulting in aggregate net assets of $6,850,300,000 immediately after the acquisition. The net assets received, and shares issued by the fund were recorded at fair value; however, for financial reporting purposes, the historical cost basis of the investments received from the acquired fund will be carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Pro forma results of operations of the combined entity for the entire year ended May 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:
($000s)
Net investment income $ 485,942
Net realized gain (loss) (92,868)
Change in net unrealized gain/loss 207,620
Increase (decrease) in net assets from operations $ 600,694

T. ROWE PRICE High Yield Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to

T. ROWE PRICE High Yield Fund

the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended November 30, 2025 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $3,347,000 remain subject to repayment by the fund at November 30, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
li
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.70% 1.19% 0.05% 0.00%
Expense limitation date 07/31/27 07/31/27 07/31/27 N/A
(Waived)/repaid during the
period ($000s) $(759) $— $— $(8,918)

T. ROWE PRICE High Yield Fund

accounts invested in the Investor Class and Advisor Class. For the six months ended November 30, 2025, expenses incurred pursuant to these service agreements were $61,000 for Price Associates; $1,072,000 for T. Rowe Price
Services, Inc.; and $38,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended November 30, 2025, the fund was charged $3,000 for shareholder servicing costs related to the college savings plans, of which $1,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
November 30, 2025, less than 1% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At November 30, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price

T. ROWE PRICE High Yield Fund

Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of November 30, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 3,758,389 shares of the I Class, representing less than 1%
of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE High Yield Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F57-051 1/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price High Yield Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 16, 2026